SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at Beginning			$ 151,262	$ 54,220	$ 54,220	$ 177,009
Gain on debt extinguishment					(2,069)	(130,975)
Gain on debt extinguishment			223,288
Change in fair value included in statements of operations	$ 238,367	$ (165,365)	110,859	$ 2,392	99,111	8,186
Balance at ending	$ 132,501		132,501		$ 151,262	54,220
Initial fair value of embedded conversion option derivative liability recorded as debt discount			93,668
Reduction of derivative liability upon debt conversion			$ (223,288)